UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Golfview Park

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Golfview Park

P. O. Box 500

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2012

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	$3,000,000	$3,000,000	$-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	1,000,000	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	2,500,000	-
ENTERGY CORP NEW		3.625%	9/15/2015	250,000	254,148	253,612
BEST BUY INC		3.750%	3/15/2016	500,000	500,853	497,890
XEROX CORP MEDIUM TERM NOTE		7.200%	4/1/2016	500,000	570,232	573,928
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	251,919	258,766
HUMANA INC		6.450%	6/1/2016	250,000	279,481	282,461
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,484	257,498
TRANSOCEAN INC		5.050%	12/15/2016	250,000	253,294	267,869
AVON PRODUCTS INC		4.200%	7/15/2018	500,000	503,073	513,903

TOTAL INVESTMENTS IN FIXED INCOME				$9,250,000	$9,362,484	$2,905,927	2.63%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2012

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ALLIANCEBERNSTEIN GLOBAL BOND FUND A	59,031.88	$500,000	$498,229
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,656	369,000
DOUBLELINE EMERGING MARKETS FIXED INCOME I	23,496.24	250,000	245,771
DOUBLELINE TOTAL RETURN BOND FUND	226,010.04	2,500,000	2,517,752
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	704,026
FIDELITY SPARTAN US BOND INDEX ADVANTAGE	48,088.23	499,156	570,326
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	11,833.00	87,440	176,312
FRANKLIN TEMPLETON HARD CURRENCY FUND A	10,030.09	100,000	94,684
HARBOR BOND FUND INSTITUTIONAL CLASS	77,505.80	962,048	967,272
ISHARES BARCLAYS 3-7 YR TREASURY BOND	8,750.00	981,443	1,074,588
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND	15,000.00	1,638,020	1,743,000
JANUS TRITION FUND T SHARES	2,916.88	31,006	50,112
JOHN HANCOCK PREFERRED INCOME FUND	5,000.00	112,075	111,850
LOOMIS SAYLES BOND FUND INSTITUTIONAL	120,930.18	1,612,500	1,748,650
LOOMIS SAYLES GLOBAL BOND INSTITUTIONAL	59,153.31	1,000,000	999,691
MANNING & NAPIER FUND PRO-B	3,804.54	50,753	49,649
METROPOLITAN WEST TOTAL RETURN BOND M	57,364.25	603,400	602,898
PERMANENT PORTFOLIO	2,976.58	136,000	144,930
PIMCO CORPORATE INCOME FUND COM	12,500.00	153,357	209,500
PIMCO GLOBAL ADVANTAGE STRATEGY BOND INSTL	42,955.33	500,000	492,698
PIMCO GLOBAL MULTI-ASSET FUND C	108,980.84	1,235,000	1,216,226
PIMCO INVEST MGMT SERIES R	171,411.82	2,000,000	2,072,369
PIMCO TOTAL RETURN FUND IN	122,128.55	1,249,375	1,358,070
POWERSHARES PREFERRED PORT	5,000.00	66,915	71,150
TCW TOTAL RETURN BOND I	85,422.27	850,000	832,867
TEMPLETON EMERGING MARKETS INCOME FUND	25,000.00	337,317	406,500
TEMPLETON GLOBAL INCOME FUND	64,800.00	591,441	637,632
THIRD AVENUE FOCUSED CREDIT INVESTOR	65,634.33	750,000	657,000
USAA SHORT-TERM BOND	109,170.31	1,000,000	1,002,183
VANGUARD INTER-TERM INV-GRADE AD	186,831.27	1,650,552	1,901,942
TOTAL BOND MUTUAL FUNDS		22,470,454	23,526,877	21.31%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2012

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS
U.S. LARGE CAP EQUITIES
Large Cap Blend
INCOME FUND OF AMER INC CL A		5,963.03	100,000	101,849
TILSON DIVIDEND FUND		6,095.57	86,374	82,412
TOTAL U.S. LARGE CAP EQUITIES			186,374	184,261	0.17%

INTERNATIONAL EQUITIES
Foreign Large Blend
LONGLEAF PARTNERS INTL FUND		5,012.52	80,100	63,258
SPDR S&P INTERNATIONAL DIVIDEND		500.00	28,503	24,400
VANGUARD INTL GROWTH FUND ADMIRAL SHARES		2,728.76	150,000	153,547
VANGUARD TOTAL INTL STOCK INDEX INV SHARES		3,501.49	51,962	49,056
			310,565	290,261	0.26%
Foreign Large Value
ISHARES INC MSCI CANADA INDEX		13,700.00	302,593	385,107
OAKMARK INTERNATIONAL FUND I		5,063.26	88,050	89,974
THORNBURG INTERNATIONAL VALUE A		2,409.34	70,136	61,366
			460,779	536,447	0.49%

Diversified Emerging Markets
ISHARES TR MSCI EMERG MKTS INDEX		1,250.00	57,694	52,638
WESTERN ASSET EMRG MKT DEBT PORTFOLIO		15,000.00	284,410	294,900
			342,104	347,538	0.31%

Japan Stock
WISDOMTREE TRUST JAPAN SMALLCAP DIVIDEND		1,250.00	47,263	54,589	0.05%

Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE INDEX		38,750.00	496,940	479,725
TEMPLETON DRAGON FD COM		2,000.00	63,349	55,700
			560,289	535,425	0.48%

Latin America Stock
ISHARES INC MSCI BRAZIL INDEX		2,885.00	187,470	189,256	0.17%

TOTAL INTERNATIONAL EQUITIES			1,908,470	1,953,516	1.77%

SPECIALTY FUNDS
Pharmaceuticals & Biotechnology
ISHARES TR NASDAQ BIOTECH INDEX	[3]	500.00	45,278	58,000	0.05%

Utilities
REAVES UTILITY INCOME FUND		15,286.46	339,997	418,390
SECTOR SPDR TR SBI INT-UTILITIES		48,000.00	1,591,774	1,664,640
			1,931,771	2,083,030	1.89%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2012

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Large Cap Blend
POWERSHARES DIVIDEND ACHIEVERS		3,500.00	49,858	52,955
SOUND SHORE FUND		1,607.64	53,422	51,139
T. ROWE PRICE PERSONAL STRATEGY		4,370.83	90,476	102,146
WISDOMTREE LARGECAP DIVIDEND		1,500.00	63,692	75,375
YACKTMAN FUND INC		14,258.04	256,985	257,643
			514,433	539,258	0.49%

Foreign Large Blend
WISDOMTREE TRUST EMERG MKT		2,000.00	109,230	110,920	0.10%

Foreign Large Value
ISHARES DOW JONES EPAC SEL		3,300.00	101,029	103,059	0.09%

Japan Stock
JAPAN SMALLER CAPTLZTN FUND		10,000.00	74,980	75,950	0.07%

Financial
FRANKLIN INCOME FUND ADV		119,047.62	250,000	253,571
ISHARES TR US PFE STK INDEX		1,250.00	49,231	47,675
SPDR S&P REGIONAL BANKING		5,000.00	130,825	129,050
			430,056	430,296	0.39%

Natural Resources
ENERPLUS RES FUND UNIT TR G		4,500.00	111,831	107,190	0.10%

Precious Metals
MARKET VECTORS JR GOLD MINERS ETF		30,000.00	852,848	889,500
MARKET VECTORS GOLD MINERS ETF		43,000.00	2,078,475	2,427,780
SPDR GOLD SHARES	[3]	10,000.00	969,550	1,693,100
			3,900,873	5,010,380	4.54%

Conservative Allocation
VANGUARD WELLESLEY INCOME INV SHARES		20,045.04	422,892	468,252	0.42%

Moderate Allocation
FPA CRESCENT FUND		18,462.15	525,302	509,925
MERGER FD SH BEN INT		3,150.99	50,069	49,155
OAKMARK EQUITY & INCOME FUND		8,920.47	263,600	249,060
SEQUOIA FD INC COM		740.54	108,371	111,288
			947,342	919,428	0.83%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2012

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
World Allocation
BLACKROCK GLOBAL ALLOCATION INV A		2,587.00	50,861	49,282
IVY ASSET STRATEGY FUND CL I		31,926.78	873,099	779,971
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		40,217.43	510,000	493,870
WINTERGREEN FD INC COM	[3]	7,005.79	102,985	100,954
			1,536,945	1,424,077	1.29%

TOTAL SPECIALTY FUNDS			10,126,660	11,329,840	10.26%

TOTAL STOCK MUTUAL FUNDS			12,221,504	13,467,617	12.20%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$34,691,958	$36,994,494	33.51%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2012

				Percent
			Market	of Net
Company Name		Cost	Value	Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP	[2,3]	$2,000,000	$2,793,795
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	2,655,265
HAYMAN CAPITAL PARTNERS LP	[2,3]	2,500,000	2,389,177
LMC COMPASS FUND LP	[2,3]	1,500,000	2,107,082
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	1,000,000	1,005,633
PRIVET FUND LP	[2,3]	500,000	522,380
RIVERNORTH CAPITAL PARTNERS, LP	[2,3]	2,000,000	2,274,509
STARK INVESTMENTS LP	[2,3]	299,972	881,859
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	671,300	750,462
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
TOTAL LIMITED PARTNERSHIPS		13,206,839	15,380,162	13.93%

TOTAL OTHER INVESTMENTS		$13,206,839	$15,380,162	13.93%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2012

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Services	10,000.00	COMPANHIA DE BEBIDAS DAS A		274,264	363,900
	1,000.00	MCDONALDS CORP COM		95,695	99,050
				369,959	462,950	0.42%

Retailing	1,000.00	DOMINOS PIZZA INC COM	[3]	17,760	32,650
	1,500.00	PANERA BREAD CO CL A	[3]	219,504	222,375
				237,264	255,025	0.23%

TOTAL CONSUMER DISCRETIONARY				607,223	717,975	0.65%

CONSUMER STAPLES
Food & Staples Retailing	10,000.00	CVS CAREMARK CORP COM		312,814	417,500
	5,000.00	FAMILY DOLLAR STORES INC		254,159	279,000
	10,000.00	WAL-MART STORES INC COM		497,049	613,600
				1,064,022	1,310,100	1.19%

Food, Beverage & Tobacco	10,000.00	ALTRIA GROUP INC COM		182,250	284,000
	5,000.00	DIAGEO P L C SPON ADR NEW		279,923	442,950
	3,500.00	GENERAL MILLS INC COM		122,082	139,405
	1,000.00	HERSHEY CO COMMON		61,460	61,080
	10,000.00	KRAFT FOODS INC CL A		324,024	383,000
	2,000.00	LORILLARD INC COM STK		228,423	214,780
	10,000.00	NESTLE S A SPONSORED ADR		396,900	575,300
	5,000.00	PHILIP MORRIS INTL COM		217,001	373,850
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	156,920
	2,000.00	SMUCKER J M CO COM		121,939	157,560
				2,077,516	2,788,845	2.53%

Household & Personal Products	3,000.00	PROCTER & GAMBLE CO COM		195,916	189,120	0.17%

TOTAL CONSUMER STAPLES				3,337,454	4,288,065	3.88%

ENERGY	1,500.00	APACHE CORP COM		180,068	148,320
	25,000.00	ATLANTIC POWER CORP.		351,696	370,750
	2,000.00	ATLAS PIPELINE PARTNERS		75,028	75,020
	3,000.00	BP PRUDHOE BAY ROYALTY TRUST		256,047	345,000
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	124,580
	1,500.00	CHEVRON CORP		160,305	154,680
	28,500.00	CPFL ENERGIA S A SPONSORED		499,686	845,025
	1,500.00	DEVON ENERGY CORP COM		118,668	95,715
	500.00	ENCANA CORP COM		13,161	9,565
	4,000.00	ENERGY TRANSFER EQUITY LP		150,093	171,000
	2,500.00	ENERGY TRANSFER PARTNERS L		117,514	123,375
	4,000.00	ENSCO INTL		194,734	210,560
	17,440.00	ENTERPRISE PRODUCTS PARTNERS		463,200	842,352
	3,004.00	EXXON MOBIL CORP COM		226,997	251,555
	7,000.00	KINDER MORGAN ENERGY PARTN		408,363	594,860
	200.00	KINDER MORGAN MANAGEMENT L	[3]	7,936	15,390
	230,753.00	KINDER MORGAN MGMT MGMT FR	[3]	4	-

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2012

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

	15,000.00	LINN ENERGY LLC		270,792	559,500
	12,500.00	MARKWEST ENERGY PARTNERS LP		159,043	724,500
	10,000.00	MLP & STRATEGY EQUITY FD I		138,072	174,500
	2,500.00	ONEOK INC COM		107,538	207,900
	1,500.00	PEABODY ENERGY CORP COM		90,350	51,135
	2,500.00	PENN WEST PETROLEUM LTD		45,428	54,400
	8,900.00	PETROLEO BRASILEIRO SA SPO		265,836	271,895
	5,000.00	PLAINS ALL AMERN PIPELINE		245,274	390,000
	3,000.00	SEADRILL LIMITED SHS		90,941	111,300
	5,000.00	TARGA RESOURCES PARTNERS LP		134,173	196,350
	1,500.00	TOTAL S A SPONSORED ADR		81,234	79,455
	4,500.00	TRANSMONTAIGNE PARTNERS LP		122,500	156,915
	3,000.00	TRANSOCEAN INC		209,037	141,900
	2,000.00	WALTER ENERGY INC		168,261	138,260
	3,000.00	YPF SOCIEDAD ANONIMA ADR		115,829	105,000
TOTAL ENERGY				5,592,599	7,740,757	7.01%

FINANCIALS
Banks	5,000.00	BANK NOVA SCOTIA HALIFAX COM		258,188	256,600	0.23%

Diversified Financials	4,500.00	BERKSHIRE HATHAWAY INC CL	[3]	331,206	352,665
	500.00	CME GROUP		120,790	119,755
	3,500.00	NYSE EURONEXT COM		95,848	92,960
				547,844	565,380	0.51%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM R		370,003	375,200
	2,000.00	VENTAS INC COM		91,107	116,620
				461,110	491,820	0.45%

Financial	3,000.00	AMERICAN EXPRESS CO		132,042	150,420
	2,000.00	IBERIABANK CORP COM		115,213	104,560
	4,500.00	PROSPECT CAP CORP COM		55,070	46,440
				302,325	301,420	0.27%

TOTAL FINANCIALS				1,569,467	1,615,220	1.46%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	77,940
	50.00	LABORATORY CORP AMERICA	[3]	3,536	4,570
	1,500.00	VARIAN MEDICAL SYSTEMS INC		68,108	98,805
				129,194	181,315	0.16%

Pharmaceuticals & Biotechnology	2,000.00	CUBIST PHARMACEUTICALS	[3]	60,030	81,640
	5,000.00	GLAXOSMITHKLINE PLC ADR		153,068	222,700
	500.00	IMMUNOGEN INC COM	[3]	5,722	7,060
	10,000.00	JOHNSON & JOHNSON COM		619,124	659,100
	10,000.00	MERCK & CO INC COM		329,350	382,700
	2,000.00	NOVO-NORDISK A S ADR		233,567	238,360
	27,500.00	PFIZER INC COM		503,831	588,500
	15,000.00	SANOFI SPONSORED ADR		515,822	556,950

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2012

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	18,930
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	45,140
				2,488,483	2,801,080	2.54%

TOTAL HEALTH CARE				2,617,676	2,982,395	2.70%

INDUSTRIALS
Capital Goods	3,000.00	EMBRAER SA ADR		99,154	82,260
	1,500.00	NORTHROP GRUMMAN CORP COM		103,221	87,075
	1,000.00	RAYTHEON CO COM		49,982	47,990
	2,000.00	SIEMENS AG SPONSORED ADR		232,200	188,580
				484,557	405,905	0.37%

Commercial Services & Supplies	1,500.00	PAYCHEX INC COM		46,537	47,265
	500.00	STERICYCLE INC COM		45,962	42,010
	500.00	WASTE MGMT INC DEL COM STK		17,412	17,380
				109,911	106,655	0.10%

Transportation	2,000.00	NORFOLK SOUTHERN CORP COM		146,659	144,400	0.13%

TOTAL INDUSTRIALS				741,127	656,960	0.60%

INFORMATION TECHNOLOGY
Software & Services	28,500.00	MICROSOFT CORP COM		692,087	841,605
	6,000.00	ORACLE CORP COM		151,859	169,260
				843,946	1,010,865	0.92%

Technology Hardware & Equipment	600.00	APPLE COMPUTER INC COM	[3]	223,313	273,888
	15,700.00	CISCO SYSTEMS INC COM		306,658	308,427
	9,000.00	CORNING INC COM		177,622	115,830
	20,000.00	DELL INC	[3]	291,906	344,600
	1,300.00	INTL BUSINESS MACHS CORP C		182,478	250,380
	1,500.00	QUALCOMM INC COM		71,275	88,230
	25,000.00	XEROX CORP COM		195,968	193,750
				1,449,219	1,575,105	1.43%

Semiconductors &	1,000.00	AMTECH SYS INC COM	[3]	18,431	10,190
Semiconductor Equipment	11,500.00	INTEL CORP COM		241,047	303,830
	1,500.00	XILINX INC COM		41,542	53,775
				301,020	367,795	0.33%

TOTAL INFORMATION TECHNOLOGY				2,594,185	2,953,765	2.68%

MATERIALS	5,000.00	BROOKFIELD INFRASTRUCTURE		143,843	145,850
	5,000.00	CLIFFS NATURAL RESOURCES I		350,403	361,250
	9,000.00	MOSAIC CO		500,052	503,730
	7,500.00	NEWMONT MINING CORP COM		488,457	461,100
	7,000.00	POTASH CORPORATION		297,587	327,180
	4,000.00	RPM INTL INC COM		84,679	100,120

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2012

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
TOTAL MATERIALS			1,865,021	1,899,230	1.72%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO	55,017	46,420
	3,000.00	AT&T INC COM	84,047	88,230
	2,500.00	BCE INC COM	99,660	102,000
	5,500.00	CONSOLIDATED COMM HLDG COM	102,683	104,445
	5,000.00	SINGAPORE TELECOM LTD ADR	121,425	123,423
	500.00	SK TELECOM LTD SPONSORED A	9,648	7,005
	3,000.00	TELECOM ARGENTINA SA	78,209	62,850
	19,000.00	TELEFONICA S A SPON ADR	345,548	330,980
	11,000.00	TELEFONICA BRASIL S.A.	262,837	306,240
	10,000.00	VODAFONE GROUP	220,750	270,800
TOTAL TELECOMMUNICATION SERVICES			1,379,824	1,442,393	1.31%

UTILITIES	2,000.00	AMERIGAS PARTNERS LP COM	84,720	84,400
	10,000.00	COMPANHIA ENERGETICA SP ADR	174,849	202,400
	2,500.00	DOMINION RES INC VA COM	124,788	125,100
	42,500.00	DUKE ENERGY CORP COM	685,870	905,675
	2,500.00	ENERSIS	49,539	45,775
	1,000.00	ENTERGY CORP NEW COM	69,388	69,380
	10,000.00	EXELON CORP COM	429,255	397,800
	2,000.00	INTEGRYS ENERGY GRP COM	104,066	103,820
	10,000.00	NATIONAL GRID PLC SPON ADR	496,411	498,900
	6,000.00	ONEOK PARTNERS LP COM	155,009	336,720
	5,000.00	PROGRESS ENERGY INC COM	222,425	271,650
	17,500.00	SOUTHERN CO COM	628,940	797,300
	5,000.00	TECO ENERGY INC COM	91,675	90,250
			3,316,933	3,929,170	3.56%

TOTAL COMMON STOCKS			$23,621,508	$28,225,928	25.56%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2012

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
LEARNINGSTATION.COM	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
January 31, 2012

			Percent
		Market	of Net
Company Name	Cost	Value	Assets

Short-term Investments MFB NI Treasury Money Market Fund	$27,379,617	$27,379,617	24.80%

TOTAL INVESTMENTS - MARKET VALUE		$110,886,128	100.43%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES		(475,457)	-0.43%

TOTAL NET ASSETS		$110,410,671	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
January 31, 2012

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
AMERICAN EXPRESS CALL OPTION, $52.50 EXP 4/21/12	[3]	(15.00)	$(1,555)	$(1,665)
APACHE CORP CALL OPTION, $115 EXP 7/21/12	[3]	(15.00)	(3,926)	(4,500)
APPLE INC CALL OPTION, $390 EXP 2/18/12	[3]	(6.00)	(10,694)	(39,900)
ATLAS PIPELINE PARTNERS CALL OPTION, $41 EXP 8/18/12	[3]	(20.00)	(2,369)	(2,200)
BUCKEYE PARTNERS CALL OPTION, $70 EXP 2/18/12	[3]	(20.00)	(1,169)	(300)
CHEVRON CALL OPTION, $115 EXP 6/16/12	[3]	(10.00)	(1,800)	(960)
CISCO SYSTEMS CALL OPTION, $21 EXP 3/17/12	[3]	(50.00)	(1,822)	(1,650)
CME GROUP INC CALL OPTION, $260 EXP 3/17/12	[3]	(5.00)	(1,590)	(1,200)
CUBIST PHARMA CALL OPTION, $44 EXP 5/19/12	[3]	(10.00)	(994)	(1,300)
DOMINOS PIZZA CALL OPTION, $36 EXP 6/16/12	[3]	(10.00)	(1,084)	(1,250)
LORILLARD INC CALL OPTION, $125 EXP 6/16/12	[3]	(20.00)	(2,612)	(1,460)
MCDONALDS CORP CALL OPTION, $105 EXP 3/17/12	[3]	(10.00)	(594)	(240)
MKT VECTOR GOLD CALL OPTION, $60 EXP 3/17/12	[3]	(40.00)	(3,938)	(4,520)
MOSAIC CO CALL OPTION, $50 EXP 2/18/12	[3]	(25.00)	(7,961)	(13,750)
MOSAIC CO CALL OPTION, $55 EXP 3/17/12	[3]	(25.00)	(4,787)	(7,750)
MOSAIC CO CALL OPTION, $60 EXP 3/17/12	[3]	(15.00)	(1,687)	(1,650)
NORFOLK SOUTHERN CALL OPTION, $80 EXP 3/17/12	[3]	(20.00)	(3,909)	(200)
NOVO NORDISK CALL OPTION, $125 EXP 3/17/12	[3]	(20.00)	(4,169)	(2,700)
NYSE EURONEXT CALL OPTION, $31 EXP 6/16/12	[3]	(11.00)	(456)	(286)
PANERA BREAD CALL OPTION, $165 EXP 5/19/12	[3]	(15.00)	(5,077)	(5,700)
POTASH CORP CALL OPTION, $45 EXP 3/17/12	[3]	(50.00)	(5,295)	(16,000)
POTASH CORP CALL OPTION, $50 EXP 3/17/12	[3]	(20.00)	(3,169)	(1,820)
PROCTER & GAMBLE CALL OPTION, $67.50 EXP 4/21/12	[3]	(30.00)	(3,103)	(630)
REYNOLDS AMERICAN CALL OPTION, $41 EXP 2/18/12	[3]	(40.00)	(3,343)	(600)
SIEMENS AG CALL OPTION, $115 EXP 4/21/12	[3]	(10.00)	(2,584)	(300)
SMUCKER JM CO CALL OPTION, $85 7/21/12	[3]	(10.00)	(1,284)	(1,100)
STERICYCLE INC CALL OPTION, $85 EXP 2/18/12	[3]	(5.00)	(740)	(600)
TELEFONICA CALL OPTION, $17.50 EXP 6/16/12	[3]	(70.00)	(7,716)	(6,300)
TELEFONICA CALL OPTION, $20 EXP 3/17/12	[3]	(70.00)	(1,131)	(350)
TOTAL CALL OPTIONS			(90,559)	(120,881)	-0.11%

PUT OPTIONS:
APPLE INC PUT OPTION, $345 EXP 4/21/12	[3]	(20.00)	$(43,968)	$(1,260)
APPLE INC PUT OPTION, $370 EXP 7/21/12	[3]	(10.00)	(16,184)	(7,050)
APPLE INC PUT OPTION, $405 EXP 7/21/12	[3]	(5.00)	(7,745)	(6,900)
APPLE INC PUT OPTION, $310 EXP 7/21/12	[3]	(15.00)	(31,551)	(3,000)
BEST BUY INC PUT OPTION, $20 EXP 3/17/12	[3]	(100.00)	(9,545)	(1,500)
BANK OF AMERICA PUT OPTION, $5 EXP 8/18/12	[3]	(300.00)	(9,232)	(8,400)
CIT GROUP INC PUT OPTION, $25 7/21/12	[3]	(100.00)	(15,594)	(4,200)
CONOCOPHILLIPS PUT OPTION, $50 EXP 1/19/13	[3]	(100.00)	(50,844)	(19,400)
DELL INC PUT OPTION, $10 EXP 1/19/13	[3]	(250.00)	(23,971)	(6,500)
DUKE ENERGY PUT OPTION, $18 EXP 4/21/12	[3]	(50.00)	(1,922)	(500)
DUKE ENERGY PUT OPTION, $19 EXP 4/21/12	[3]	(100.00)	(5,345)	(1,500)
EXPRESS SCRIPTS PUT OPTION, $37.50 EXP 2/18/12	[3]	(50.00)	(7,922)	(450)
EXPRESS SCRIPTS PUT OPTION, $35 EXP 5/19/12	[3]	(50.00)	(10,783)	(2,300)
EXPRESS SCRIPTS PUT OPTION, $40 EXP 5/19/12	[3]	(40.00)	(9,467)	(4,320)
GOOGLE INC PUT OPTION, $455 EXP 3/17/12	[3]	(15.00)	(44,976)	(675)
GOOGLE INC PUT OPTION, $540 EXP 6/16/12	[3]	(20.00)	(39,398)	(41,000)
HCA HOLDINGS PUT OPTION, $17.50 EXP 3/17/12	[3]	(125.00)	(24,180)	(1,250)

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
January 31, 2012

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
HEWLETT PACKARD PUT OPTION, $20 EXP 1/19/13	[3]	(250.00)	(75,860)	(29,500)
HOME DEPOT INC PUT OPTION, $25 EXP 2/18/12	[3]	(25.00)	(3,036)	(25)
HUNTINGTON INGALLS PUT OPTION, $20 EXP 3/17/12	[3]	(125.00)	(13,046)	(625)
INTERCONTINENTAL PUT OPTION, $100 EXP 6/16/12	[3]	(50.00)	(26,002)	(16,000)
INTL BUSINESS MACHINES PUT OPTION, $170 EXP 4/21/12	[3]	(25.00)	(16,236)	(3,975)
ISHARES JAPAN PUT OPTION, $9 EXP 3/17/12	[3]	(500.00)	(15,223)	(5,000)
ISHARES SILVER TRUST PUT OPTION, $25 EXP 7/21/12	[3]	(100.00)	(15,744)	(9,500)
LOWES INC PUT OPTION, $20 EXP 7/21/12	[3]	(125.00)	(12,358)	(4,000)
LOWES INC PUT OPTION, $22 EXP 4/21/12	[3]	(125.00)	(12,499)	(3,000)
LULULEMON ATHLETA PUT OPTION, $35 EXP 3/17/12	[3]	(30.00)	(4,943)	(150)
MASTERCARD INC PUT OPTION, $305 EXP 4/21/12	[3]	(20.00)	(29,208)	(9,900)
MKT VECTOR GOLD PUT OPTION, $50 EXP 6/16/12	[3]	(50.00)	(14,464)	(9,800)
MOSAIC CO PUT OPTION, $45 EXP 3/17/12	[3]	(50.00)	(11,568)	(1,350)
ONEOK PARTNERS PUT OPTION, $45 EXP 4/21/12	[3]	(40.00)	(5,733)	(520)
ORACLE CORP PUT OPTION, $21 EXP 6/16/12	[3]	(100.00)	(10,906)	(2,800)
ORACLE CORP PUT OPTION, $25 EXP 6/16/12	[3]	(30.00)	(3,523)	(2,490)
SANOFI PUT OPTION, $31 EXP 3/17/12	[3]	(100.00)	(24,108)	(500)
SAP AG PUT OPTION, $42.50 EXP 6/16/12	[3]	(50.00)	(8,437)	(1,750)
ST. JOE CO. PUT OPTION, $10 EXP 3/17/12	[3]	(202.00)	(11,806)	(1,010)
ST. JOE CO. PUT OPTION, $10 EXP 1/19/13	[3]	(162.00)	(20,721)	(8,100)
SYMANTEC CORP PUT OPTION, $14 EXP 4/21/12	[3]	(500.00)	(40,333)	(5,500)
TD AMERITRADE PUT OPTION, $13 EXP 5/19/12	[3]	(250.00)	(15,862)	(3,750)
TELEFONICA BRAZIL PUT OPTION, $25 EXP 3/17/12	[3]	(25.00)	(1,596)	(125)
TELEFONICA PUT OPTION, $15 EXP 3/17/12	[3]	(50.00)	(4,677)	(700)
WASTE MGMT INC PUT OPTION, $25 EXP 4/21/12	[3]	(50.00)	(3,922)	(250)
XEROX CORP PUT OPTION, $7 EXP 4/21/12	[3]	(500.00)	(27,223)	(11,500)
XEROX CORP PUT OPTION, $5 EXP 1/19/13	[3]	(1,000.00)	(40,673)	(22,000)
YAHOO INC PUT OPTION, $10 EXP 4/21/12	[3]	(250.00)	(18,362)	(750)
YAHOO INC PUT OPTION, $13 EXP 4/21/12	[3]	(50.00)	(3,422)	(1,200)
TOTAL PUT OPTIONS			(844,121)	(265,975)	-0.24%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(934,680)	$(386,856)	-0.35%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2012

1.     ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

2.    SIGNIFICANT ACCOUNTING POLICIES

A.      Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Fund’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Fund’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.      Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.      Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2012

D.      Income Taxes – No federal tax provision is required as it is the Fund’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Fund has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2007 and thereafter are subject to possible future examinations by tax authorities.

E.      Dividend Policy – It is the Fund’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.      Cash and Short-Term Investments – For purposes of financial reporting, the Fund considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G.      Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.      Fair Value Measurements – The Fund applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy:

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2012

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Fixed Income	$2,905,927	$-	$-	$2,905,927
Mutual Funds
Bond Mutual Funds	23,526,877	-	-	23,526,877
Stock Mutual Funds	13,467,617	-	-	13,467,617
Other Investments
Limited Partnerships	-	-	15,380,162	15,380,162
Common Stocks
Common Stocks – Publicly Traded	28,225,928	-	-	28,225,928
Call Options	(120,881)	-	-	(120,881)
Put Options	(265,975)	-	-	(265,975)
Short-term Investments	27,379,617	-	-	27,379,617
Total Investments	$95,119,110	$-	$15,380,162	$110,499,272

The table below presents a reconciliation for the period ended January 31, 2012 for all Level 3 assets that are measured at fair value on a recurring basis.

			Realized &		Net
	Balance	Accrued	Unrealized	Net	Transfers	Balance
	as of	Discounts/	Gains &	Purchases/	in (out of)	as of
Level 3 Assets	10/31/2011	Premiums	Losses	Sales	Level 3	1/31/2012
Other Investments
Limited Partnerships	$16,414,126	-	$427,819	$(1,461,783)	$-	$15,380,162
Total Investments	$16,414,126	$-	$427,819	$(1,461,783)	$-	$15,380,162

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2012

3.    UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2012, were as follows:

Gross appreciation (excess of value over tax cost)	$10,416,456
Gross depreciation (excess of tax cost over value)	(8,292,734)
Net unrealized appreciation	$2,123,722
Cost of investments for income tax purposes	$108,762,406

4.    CALL OPTIONS WRITTEN

As of January 31, 2012, portfolio securities valued at $18,311,685 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the three months ended January 31, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2011	623	$113,222
Options written	637	95,080
Options terminated in closing purchase transactions	(20)	(13,180)
Options expired	(233)	(61,479)
Options exercised	(340)	(43,084)
Options outstanding at January 31, 2012	667	$90,559

5.    IMPAIRED SECURITIES

Selected securities at the end of the three months have significant investment impairment issues. These selected securities have an aggregate cost basis of $7,235,567 and have been assigned no value at January 31, 2012.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 27, 2012

/s/ Paul H. Broyhill

Paul H. Broyhill

Chairman and

Chief Executive Officer

February 27, 2012